--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

Two Portland Square, Portland, Maine 04101
General Information    (207) 879-6200
Account Information    (800) 344-8332
Fund Literature        (800) 290-9826
Fax                    (207) 879-6050

INVESTMENT OBJECTIVE

The Fund's investment objective is capital appreciation. Current income is incidental to the objective of capital appreciation. The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1.5 billion or less. It is intended for long-term investors seeking to diversify their growth investments who are willing to accept the risks associated with investments in smaller companies. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), a series of a registered open-end investment company with substantially the same investment objective and policies as the Fund. This semi-annual report includes financial statements of both the Fund and the Portfolio.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 18 countries worldwide. The Schroder Group has been managing international investment portfolios since the early years of this century. As of March 31, 1997, the Schroder Group had over $150 billion in assets under management. At that same date, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $23 billion under management.

                                                                   June 15, 1997

Dear Shareholder:

     We are pleased to present the semi-annual report for the Schroder U.S. Smaller Companies Fund for the six month period ending April 30, 1997. Over the period, the total return of the Fund was 2.7% compared with the Russell 2000, which rose 1.6%.

     The last six months have been a period in which the fundamental economic background in the U.S. has remained favorable. Growth in the first quarter of 1997 was significantly faster than most commentators had predicted late in 1996 and exceeded our own relatively optimistic expectations. That this growth continues to be achieved with little upward pressure on inflation is encouraging but equally prompts questions as to its sustainability when the economy is operating with so little slack. It is, therefore, not surprising that markets have become more volatile in the last few months, debating the timing of interest rate increases and the probability of wage cost pressure showing up in the published inflation indices as the year progresses.

     It appears likely that some such inflationary pressures will materialize and, further, that interest rate increases should be expected in the second half of the year. We nevertheless continue to expect any upward pressure on inflation to be very modest and hence, the extent of interest rate increases needed to control it to be low by historic standards, perhaps only 1% in total. It is, moreover, encouraging that the very significant changes evident

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

in U.S. business in the last few years, reflected in improved profitability and productivity, appear to remain an important corporate goal and one which other countries are keen to emulate.

     Small companies as a class have failed to keep up with the rally in larger stocks for some time now, including in this reporting period, although beyond this period, in May, small companies enjoyed a month of strong relative outperformance. The valuations of many small companies now appear compelling when compared to large ones, presenting stock-pickers such as Schroders with attractive investment opportunities for the Fund.

Sincerely,

/s/ Hermann C. Schwab                                      /s/ Mark J. Smith
Hermann C. Schwab                                          Mark J. Smith
Chairman                                                   President

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1997)

     The past six months was an unusual period in many ways: America's largest companies substantially outperformed smaller companies, and growth stocks returned one of their poorest showings in recent memory. As a result, the opportunities in small cap investing have improved. While valuations in the large cap market have risen, small cap valuations have remained relatively reasonable. Additionally, there has been little sign of speculation in the small cap market, providing a favorable environment for long term-oriented, opportunistic stock pickers.

     The Schroder U.S. Smaller Companies Fund performed well relative to the Russell 2000 in the period under review. Several of the companies in the portfolio were the subject of takeover activity, including Healthsource Inc., Value Health Inc., Healthdyne Technologies, and Amphenol Corporation.

     Sector level performance was quite volatile during the period. Technology, which had led the market earlier, was the worst performing sector, down over 17%, of the Russell 2000 Index in the first calendar quarter of 1997. The Fund significantly outperformed in technology during this time frame due to management's conservative stance. The energy sector also exhibited a high degree of volatility and enjoyed the highest returns of the Russell 2000 in the fourth calendar quarter of 1996, however, the energy sector proceeded to give up much of the gain during the first four months of 1997.

     The financial sector also performed well throughout the period, showing positive returns even as the Federal Reserve raised interest rates. The Fund's best returns in the financial sector came in regional banks, with North Fork Bancorporation Inc., and Commercial Federal Corporation. Our real estate investment trust holdings also performed well, with Starwood Lodging Trust and Innkeepers USA Trust leading the group. Consumer stocks slightly underperformed the Russell 2000 during the period. The less cyclical companies held in the portfolio performed the best, led by Fine Host Corporation, which we had added to the portfolio earlier in the fiscal year. Fine Host is a small, focused, fast growing consolidator of the contract food management industry with a reputation for quality.

     There were no major sectoral changes in the period, and the Fund remained well-diversified across sectors with investments continuing to be made primarily on a bottom-up and opportunistic basis. Looking forward, management continues to search for companies that can grow their earnings independently of the economic cycle. We believe that many smaller companies offer more attractive investment opportunities than larger companies based on valuations and growth rates. We will remain focused on our research-intensive individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

     The views expressed in this report were those of the Fund's portfolio managers as of the dates specified and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

           PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 1997 (UNAUDITED)

                  INVESTMENT BY INDUSTRY
INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Consumer Cyclicals                               20.9%
Finance                                          16.9%
Healthcare                                       11.8%
Technology                                       11.8%
Capital Goods                                    10.0%
Energy                                            7.2%
Consumer Staples                                  6.9%
Basic Materials                                   4.4%
Transportation/Services/Miscellaneous             4.1%
Cash & Other Assets                               6.0%
                                                ------
Total                                           100.0%
                                                ------
                                                ------

                     TOP TEN HOLDINGS
SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Tosco Corp.                                      2.0%
Commercial Federal Corp.                         1.9%
HFS Inc.                                         1.7%
Regal Cinemas Inc.                               1.6%
Fine Host Corp.                                  1.6%
Petco Animal Supplies Inc.                       1.6%
WestPoint Stevens Inc.                           1.5%
Gucci Group                                      1.5%
CMAC Investment Corp.                            1.4%
UST Inc.                                         1.4%
                                              -------
Total                                           16.2%
                                              -------
                                              -------

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

ASSETS:
         Investments (Notes 1 and 2):
            Investments in Schroder U.S. Smaller Companies Portfolio (the
              'Portfolio') (cost $18,172,166)                                 $19,738,693
         Receivable for Fund shares sold                                           12,000
         Organization costs, net of amortization (Note 2)                           7,119
                                                                              -----------

                              Total Assets                                     19,757,812
                                                                              -----------

LIABILITIES:
         Payable for Fund shares redeemed                                          19,967
         Payables and accrued expenses                                             11,431
                                                                              -----------

                              Total Liabilities                                    31,398
                                                                              -----------

                              Net Assets                                      $19,726,414
                                                                              -----------
                                                                              -----------

COMPONENTS OF NET ASSETS:
         Paid-in capital                                                      $16,839,816
         Undistributed net investment income (loss)                               (29,905)
         Accumulated net realized gain (loss)                                   1,349,976
         Net unrealized appreciation (depreciation) on investments              1,566,527
                                                                              -----------

                              Net Assets                                      $19,726,414
                                                                              -----------
                                                                              -----------
NET ASSETS BY CLASS
         Investor Class                                                       $19,629,463
         Advisor Class                                                             96,951
                                                                              -----------

                              Net Assets                                      $19,726,414
                                                                              -----------
                                                                              -----------

SHARES OF BENEFICIAL INTEREST
         Investor Class                                                         1,654,123
         Advisor Class                                                              8,179

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS (DIVIDED BY) SHARES OF BENEFICIAL INTEREST)
         Investor Class                                                            $11.87
         Advisor Class                                                             $11.85

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM
    THE PORTFOLIO:
         Dividend income                                                       $   63,483
         Interest income                                                           26,571
         Net expenses                                                             (68,138)
                                                                               ----------
                              Net Investment Income allocated from the
                                Portfolio                                          21,916
                                                                               ----------
EXPENSES:
         Administration (Note 3)                                                   26,169
         Transfer agency (Note 3)                                                  12,709
         Shareholder services - Advisor Shares (Note 3)                                48
         Accounting (Note 3)                                                        6,000
         Legal                                                                      6,977
         Audit                                                                      4,670
         Registration                                                              10,793
         Reporting                                                                  7,169
         Trustees                                                                     294
         Miscellaneous                                                              3,427
                                                                               ----------
                              Total Expenses                                       78,256
         Fees waived and expenses reimbursed (Note 4)                             (26,435)
                                                                               ----------
                              Net Expenses                                         51,821
                                                                               ----------
NET INVESTMENT INCOME (LOSS)                                                      (29,905)
                                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE
    PORTFOLIO:
         Net realized gain (loss) on investments sold                           1,537,280
         Net change in appreciation (depreciation) in investments              (1,266,966)
                                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE
    PORTFOLIO                                                                     270,314
                                                                               ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $  240,409
                                                                               ----------
                                                                               ----------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              For the Six
                                                              Months Ended       For the Year
                                                             April 30, 1997         Ended
                                                              (Unaudited)      October 31, 1996
                                                             --------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                               $  13,742,555      $ 15,287,216
                                                             --------------    ----------------
OPERATIONS:
         Net investment income (loss)                               (29,905)          (50,796)
         Net realized gain (loss) on investments sold             1,537,280         4,597,614
         Net change in unrealized appreciation
           (depreciation) on investments                         (1,266,966)         (843,435)
                                                             --------------    ----------------
         Net increase (decrease) in net assets
           resulting from operations                                240,409         3,703,383
                                                             --------------    ----------------
DISTRIBUTION TO SHAREHOLDERS FROM:
         Net realized gain on investments - Investor Class       (4,517,569)       (1,965,720)
                                                             --------------    ----------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares - Investor Class                         10,667,572         1,697,351
         Sale of shares - Advisor Class                             123,171                --
         Reinvestment of distributions - Investor Class           3,516,999         1,522,389
         Redemption of shares - Investor Class                   (4,023,839)       (6,502,064)
         Redemption of shares - Advisor Class                       (22,884)               --
                                                             --------------    ----------------
         Net increase (decrease) in capital transactions         10,261,019        (3,282,324)
                                                             --------------    ----------------
         Net increase (decrease) in net assets                    5,983,859        (1,544,661)
                                                             --------------    ----------------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)                  $  19,726,414      $ 13,742,555
                                                             --------------    ----------------
                                                             --------------    ----------------
(A) Accumulated undistributed net investment income (loss)    $     (29,905)     $         --
                                                             --------------    ----------------
                                                             --------------    ----------------
SHARE TRANSACTIONS
         Sale of shares - Investor Class                            867,608            95,854
         Sale of shares - Advisor Class                              10,334                --
         Reinvestment of distributions
           in shares - Investor Class                               296,293           106,834

         Redemption of shares - Investor Class                     (303,095)         (414,456)
         Redemption of shares - Advisor Class                        (1,855)               --
                                                             --------------    ----------------
         Net increase (decrease) in shares                          869,285          (211,768)
                                                             --------------    ----------------
                                                             --------------    ----------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTOR SHARES

     Selected per share data and ratios for an Investor share outstanding throughout each period:

                                                       For the
                                                   Six Months Ended
                                                      April 30,
                                                         1997                For the Year Ended October 31,
                                                     (Unaudited)        1996(a)         1995       1994      1993(b)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $  17.23         $ 15.14        $ 11.81    $ 10.99    $ 10.00
                                                   ----------------     -------        -------    -------    -------
Investment Operations
  Net Investment Income (Loss)                            (0.02)(c)       (0.06)(c)      (0.04)     (0.07)     (0.02)
  Net Realized and Unrealized Gain (Loss) on
     Investments                                           0.49            4.10           3.78       0.97       1.01
                                                   ----------------     -------        -------    -------    -------
Total from Investment Operations                           0.47            4.04           3.74       0.90       0.99
                                                   ----------------     -------        -------    -------    -------
Distributions From
  Net Realized Capital Gain                               (5.83)          (1.95)         (0.41)     (0.08)        --
                                                   ----------------     -------        -------    -------    -------
Total Distributions                                       (5.83)          (1.95)         (0.41)     (0.08)        --
                                                   ----------------     -------        -------    -------    -------
Net Asset Value, End of Period                         $  11.87         $ 17.23        $ 15.14    $ 11.81    $ 10.99
                                                   ----------------     -------        -------    -------    -------
                                                   ----------------     -------        -------    -------    -------

Total Return                                              2.70%(d)       29.35%         32.84%      8.26%      9.90%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)              $19,629         $13,743        $15,287    $13,324    $12,489
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver                 1.49%(c)(e)     1.49%(c)(e)     1.49%     1.45%      2.03%(e)
  Expenses excluding reimbursement/waiver                 1.71%(c)(e)     1.80%            N/A        N/A        N/A
  Net investment income (loss) including
     reimbursement/waiver                               (0.37)%(c)(e)   (0.35)%(c)(e)   (0.30)%   (0.58)%    (0.99)%(e)
Average Commission rate (f)                             $0.0585         $0.0583            N/A        N/A        N/A
Portfolio turnover rate (g)                              24.66%          58.50%         92.68%     70.82%     12.58%

------------------

(a) On May 17, 1996, the Fund began offering two classes of shares, Investor

    Shares and Advisor Shares, and all then outstanding shares of the Fund were converted to Investor Shares.

(b) The Fund commenced operations on August 6, 1993 and converted to Core and Gateway(Registered) on August 15, 1996.

(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(d) Not Annualized.

(e) Annualized.

(f) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities.

(g) Portfolio turnover represents the rate of portfolio activity. The rate for the period ending after October 31, 1996 represents the portfolio turnover rate of the Portfolio. Prior to October 31, 1996, the rate represents portfolio activity while the Fund was making investments directly in securities.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--ADVISOR SHARES

     Selected per share data and ratios for an Advisor share outstanding throughout the period:

                                                                                          For the
                                                                                      Six Months Ended
                                                                                         April 30,
                                                                                          1997(a)
                                                                                        (Unaudited)
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                      $  11.89
                                                                                      ------------
Investment Operations
  Net Investment Income (Loss)                                                               (0.01)(b)
  Net Realized and Unrealized Gain (Loss) on Investments                                     (0.03)
                                                                                      ------------
Total from Investment Operations                                                             (0.04)
                                                                                      ------------
Net Asset Value, End of Period                                                            $  11.85
                                                                                      ------------
                                                                                      ------------

Total Return                                                                               (0.34)%(c)

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                                $     97
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver                                                    1.74%(b)(d)
  Expenses excluding reimbursement/waiver                                                   60.90%(b)(d)
  Net investment income (loss) including reimbursement/waiver                              (0.65)%(b)(d)
Average Commission rate (e)                                                               $ 0.0585
Portfolio turnover rate (f)                                                                 24.66%

------------------

(a) Advisor Class shares were first issued on December 20, 1996.

(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(c) Not annualized.

(d) Annualized.


(e) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

(f) Portfolio turnover represents the rate of portfolio activity of the Portfolio.

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has six investment portfolios. Included in this report is the Schroder U.S. Smaller Companies Fund (the 'Fund'), a diversified portfolio that commenced operations on August 6, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1997, both Investor Shares and Advisor Shares had been issued.

   MASTER FEEDER ARRANGEMENT

         Effective August 15, 1996, the Fund seeks to achieve its investment objective by investing all of its investable assets in a separate diversified portfolio, Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), of Schroder Capital Funds ('Schroder Core') that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records its share of the Portfolio income, expense and realized and unrealized gain and loss daily. The financial statements of the Portfolio are on pages 13 to 20 in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Portfolio owned by the Fund as of April 30, 1997 was approximately 23.8%.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:


   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Fund business day. Valuation of securities held in the Portfolios are discussed in the Notes to the Financial Statement of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and net capital gain, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ('SCMI') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.


   ADMINISTRATION

         On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Fund Advisors Inc. ('Schroder Advisors') under which Schroder Advisors is entitled to receive an annual fee, payable monthly, at the rate of 0.25% of the Fund's average daily net assets. In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, Limited Liability Company ('Forum') under which Forum is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the Fund's average daily net assets. Previous subadministration agreements in effect with Forum Financial Services, Inc. during the period were identical in all material terms including fees.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Financial Corp.(Registered) ('FFC'). The Transfer Agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other fees and expenses.

   SHAREHOLDER SERVICE PLAN AND SERVICE ORGANIZATIONS

         The Trust has adopted a Shareholder Service Plan ('the Plan') with respect to the Advisor Share Class pursuant to which Schroder Advisors is authorized to pay Service Organizations a servicing fee. Payments under the Plan may be for various types of services. The maximum annual amount payable under the Plan is 0.25% of the Fund's average daily net assets attributable to the Advisor Shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

   OTHER SERVICE PROVIDERS

         The fund accountant of the Fund is FFC. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         Schroder Advisors voluntarily has waived a portion of its fees and have assumed certain expenses of the Portfolio so that its total expenses would not exceed 1.49% on Investor Shares and 1.74% on Advisor Shares of the respective shares' average daily net assets. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the six months ended April 30, 1997, fees waived and expenses reimbursed by Schroder Advisors were $15,204 and 11,231, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 1997 (UNAUDITED)

          COMMON STOCK - 93.7%
SHARES                                       VALUE US$
-------                                     -----------
          BASIC MATERIALS - 4.4%
 46,600   AMCOL International Corp.         $   792,200
 27,500   Ball Corp.                            739,062
 83,100   Calgon Carbon Corp.                 1,017,975
 36,100   Ferro Corp.                         1,123,612
                                            -----------
                                              3,672,849
                                            -----------
          CAPITAL GOODS/
            CONSTRUCTION - 10.0%
 22,100   Aeroquip-Vickers Inc.                 892,287
 41,600   Aftermarket Technology Corp. (a)      769,600
 37,800   BMC Industries Inc.                 1,096,200
 29,800   Donaldson Co. Inc.                  1,020,650
 43,700   Falcon Building Products, Inc.
            Class A (a)                         759,287
 24,500   Harsco Corp.                          903,437
 46,450   Miller Industries Inc. (a)            551,593
 29,000   Tracor Inc. (a)                       630,750
 21,800   Triangle Pacific Corp. (a)            591,325
 33,300   USA Waste Services Inc. (a)         1,090,575
                                            -----------
                                              8,305,704
                                            -----------
          CONSUMER CYCLICALS - 20.9%
 25,292   Accustaff Inc. (a)                    461,580
 17,800   Barnett Inc. (a)                      329,300
 22,150   CDW Computer Centers Inc. (a)       1,063,200
 23,950   Consolidated Stores Corp. (a)         958,000
 39,900   Furniture Brands International
            Inc. (a)                            588,525
 17,200   Gucci Group                         1,193,252
 23,400   HFS Inc. (a)                        1,386,450
 27,800   Nautica Enterprises (a)               615,075
  8,300   Performance Food Group Co. (a)        157,700
 61,000   Petco Animal Supplies Inc. (a)      1,303,875
 50,500   Pier 1 Imports Inc.                   997,375
 56,300   Pillowtex Corp.                       999,325

 24,400   Promus Hotel Corp. (a)                860,100
 48,850   Regal Cinemas Inc. (a)              1,331,162
 15,400   Robert Half International Inc.
            (a)                                 604,450
 53,900   ShoLodge Inc. (a)                     592,900
 34,850   Sonic Corp. (a)                       461,763
 18,900   Tiffany & Co.                         748,912
  6,700   Viking Office Products Inc. (a)        91,288
 26,200   Warnaco Group Inc. Class A            746,700
 32,400   WestPoint Stevens Inc. (a)          1,267,650
 24,400   Wet Seal Inc. Class A (a)             603,900
                                            -----------
                                             17,362,482
                                            -----------
          CONSUMER STAPLES - 6.9%
 29,100   Compdent Corp. (a)                    469,237
 21,900   Data Processing Resources Corp.
            (a)                                 402,412
 52,300   Fine Host Corp. (a)                 1,320,575
 98,600   Foodmaker Inc. (a)                  1,072,275



SHARES                                       VALUE US$
-------                                     -----------
          CONSUMER STAPLES (CONCLUDED)
 13,050   Harman International Industries
            Inc.                            $   499,163
 21,100   Henry Schein Inc. (a)                 585,525
 23,400   Physician Sales & Service Inc.
            (a)                                 339,300
 36,100   Suiza Foods Corp. (a)               1,033,363
                                            -----------
                                              5,721,850
                                            -----------
          ENERGY - 7.2%
 20,600   B.J. Service Co. (a)                  970,775
 15,200   Cooper Cameron Corp. (a)            1,083,000
 10,700   Flores & Rucks Inc. (a)               466,787
 54,600   Tosco Corp.                         1,617,525
 35,700   Union Tex Pete Holdings Inc.          673,837
 48,400   Varco International Inc. (a)        1,113,200
                                            -----------
                                              5,925,124
                                            -----------
          FINANCIAL - 16.6%
 27,800   Amerus Life Holdings Inc. Class A
            (a)                                 639,400
 81,100   BA Merchant Services Inc. Class A
            (a)                               1,135,400
 26,600   Bank United Corp. Class A             811,300
 16,000   Bay View Capital Corp. (a)            777,000
 31,100   CMAC Investment Corp.               1,181,800
 47,700   CWM Mortgage Holdings Inc.            948,037

  7,650   Charter One Financial Inc.            340,425
 41,950   Commercial Federal Corp.            1,405,325
 30,700   Cullen/Frost Bankers Inc.           1,074,500
 35,200   FBL Financial Group Inc. Class A      884,400
 34,600   Inkeepers USA Trust                   484,400
 21,500   MLF Bancorp Inc.                      349,375
 27,000   North Fork BanCorp. Inc.            1,069,875
 13,700   Penncorp Financial Group Inc.         470,937
 25,600   Starwood Lodging Trust                985,600
  1,600   Sun Communities Inc.                   51,200
 62,710   UST Corp.                           1,175,812
                                            -----------
                                             13,784,786
                                            -----------
          HEALTH CARE - 11.8%
  8,900   AmeriSource Health Corp. Class A
            (a)                                 397,162
 16,400   Arbor Health Care Co. (a)             401,800
 13,400   Bergen Brunswig Corp. Class A         457,275
 65,700   Coventry Corp. (a)                    849,993
 11,500   Express Scripts Inc. Class A (a)      422,625
 25,700   Genzyme Corp. (a)                     594,312
 56,300   Haemonetics Corp. (a)                 935,987
 31,200   Health Care and Retirement Corp.      986,700
 27,662   Healthdyne Technologies Inc. (a)      408,015
 39,100   Healthsource Inc. (a)                 821,100
 17,800   Invacare Corp.                        353,775
 39,600   Isis Pharmaceuticals Inc. (a)         584,100
 54,000   Matria Healthcare Inc. (a)            209,250
 53,250   Multicare Companies Inc. (a)          991,781
 98,100   Transitional Hospitals Corp. (a)      981,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
AS OF APRIL 30, 1997 (UNAUDITED)

SHARES                                       VALUE US$
-------                                     -----------
          HEALTH CARE (CONCLUDED)
 18,500   Value Health Inc. (a)             $   372,315
                                            -----------
                                              9,767,190
                                            -----------
          TECHNOLOGY - 11.8%
 23,500   Amphenol Corp. Class A (a)            596,312
 19,300   Antec Corp. (a)                       168,875
137,600   Computervision Corp. (a)              481,600

 26,800   Credence Systems Corp. (a)            425,450
  2,600   Cymer Inc. (a)                        106,926
 43,200   EG&G Inc.                             815,400
 25,500   Evans & Sutherland Computer Corp.
            (a)                                 592,875
 36,000   Exabyte Corp. (a)                     486,000
 51,100   INTERSOLV (a)                         389,637
 43,200   InterVoice Inc. (a)                   410,400
 15,400   Intergraph Corp. (a)                   98,175
 14,700   Lam Research Corp. (a)                426,300
 46,300   Marcam Corp. (a)                      544,025
 39,100   MicroTouch Systems Inc. (a)           835,762
 29,400   Molecular Dynamics Inc. (a)           363,825
 28,300   Symbol Technologies Inc.              916,212
 37,700   System Software Associates Inc.       202,637
 24,600   Thomas & Betts Corp.                1,116,225


SHARES                                       VALUE US$
-------                                     -----------
          TECHNOLOGY (CONCLUDED)
 44,600   Wang Laboratories Inc. (a)        $   774,925
                                            -----------
                                              9,751,561
                                            -----------
          TRANSPORTATION/SERVICES/
            MISCELLANEOUS - 4.1%
 24,700   ASA Holdings Inc.                     524,875
 22,200   Aviall Inc.                           263,686
 39,900   Comair Holdings Inc.                  842,887
 19,400   Jacor Communications Inc. (a)         545,627
 15,600   Mid-America Apartment Communities
            Inc.                                403,650
  2,200   Premier Parks Inc. (a)                 65,176
 28,100   RemedyTemp Inc. Class A (a)           428,525
 15,000   U.S. Rentals Inc. (a)                 285,000
                                            -----------
                                              3,359,426
                                            -----------
          Total Investments - 93.7%
            (cost $76,453,591)               77,650,972
          Other Assets Less
            Liabilities - 6.3%                5,194,310
                                            -----------
          Total Net Assets - 100.0%         $82,845,282
                                            -----------
                                            -----------

------------------

(a) Non-income producing security.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
Schroder of U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments at cost                                               $76,453,591
            Net unrealized appreciation (depreciation)                          1,197,381
                                                                              -----------

                              Total Investments at value                       77,650,972

         Cash and Cash Equivalents (Note 2)                                     4,291,371
         Receivable for securities sold                                           993,313
         Receivable for dividends and interest                                     85,101
                                                                              -----------

                              Total Assets                                     83,020,757
                                                                              -----------
LIABILITIES:
         Payable for securities purchased                                          89,513
         Payable to investment adviser (Note 3)                                    38,394
         Payable to other related parties (Note 3)                                  4,861
         Accrued fees and other expenses                                           42,707
                                                                              -----------

                              Total Liabilities                                   175,475
                                                                              -----------

                              Net Assets                                      $82,845,282
                                                                              -----------
                                                                              -----------
COMPONENTS OF NET ASSETS:
         Investors' capital                                                   $81,647,901
         Net unrealized appreciation (depreciation) on investments              1,197,381
                                                                              -----------

                              Net Assets                                      $82,845,282
                                                                              -----------
                                                                              -----------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
Schroder of U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
         Dividend income                                                       $  219,428
         Interest income                                                           89,273
                                                                              ------------

                              Total Investment Income                             308,701
                                                                              ------------
EXPENSES:
         Investment advisory (Note 3)                                             163,030
         Administration (Note 3)                                                   20,379
         Transfer agency (Note 3)                                                   6,025
         Custody                                                                    9,657
         Accounting (Note 3)                                                       18,000
         Legal                                                                      4,522
         Audit                                                                      5,500
         Trustees                                                                   1,374
         Miscellaneous                                                             10,346
                                                                              ------------

                              Total Expenses                                      238,833
         Fees waived and expenses reimbursed (Note 6)                              (7,858)
                                                                              ------------

                              Net Expenses                                        230,975
                                                                              ------------
NET INVESTMENT INCOME (LOSS)                                                       77,726
                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

         Net realized gain (loss) on investments sold                           1,865,744

         Net change in unrealized appreciation (depreciation) on
           investments                                                         (1,754,714)
                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                            111,030
                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $  188,756
                                                                              ------------
                                                                              ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder of U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS
                                                                               ENDED             FOR THE YEAR
                                                                           APRIL 30, 1997           ENDED
                                                                            (UNAUDITED)        OCTOBER 31, 1996
                                                                         ------------------    ----------------

NET ASSETS, BEGINNING OF PERIOD                                             $ 28,929,477         $         --
                                                                         ------------------    ----------------
OPERATIONS:
         Net investment income (loss)                                             77,726               22,137
         Net realized gain (loss) on investments sold                          1,865,744              735,049
         Net change in unrealized appreciation (depreciation) on
           investments                                                        (1,754,714)           2,952,095
                                                                         ------------------    ----------------
         Net increase (decrease) in net assets resulting from
           operations                                                            188,756            3,709,281
                                                                         ------------------    ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                        58,739,351           26,247,304
         Withdrawals                                                          (5,012,302)          (1,027,108)
                                                                         ------------------    ----------------
         Net transactions in investors' beneficial interest                   53,727,049           25,220,196
                                                                         ------------------    ----------------
         Net increase (decrease) in net assets                                53,915,805           28,929,477
                                                                         ------------------    ----------------
NET ASSETS, END OF PERIOD                                                   $ 82,845,282         $ 28,929,477
                                                                         ------------------    ----------------
                                                                         ------------------    ----------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following periods:

                                                                           For the Six
                                                                           Months Ended        For the Period
                                                                          April 30, 1997           Ended
                                                                           (Unaudited)      October 31, 1996 (a)
----------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver                                     0.85%(b)             0.85%(b)
  Expenses excluding reimbursement/waiver                                     0.88%(b)             1.31%(b)
  Net investment income including reimbursement/waiver                        0.29%(b)             0.50%(b)

Average brokerage commission per share (c)                                  $ 0.0585             $ 0.0562
Portfolio turnover rate                                                      24.66%               17.30%

------------------

(a) Commencement of operations was August 15, 1996.

(b) Annualized.

(c) Amount represents the average commission per share paid to brokers on the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has five investment portfolios. Included in this report is Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), a diversified portfolio that commenced operations on August 15, 1996. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to institutional clients, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

   CASH EQUIVALENTS

         The Portfolio considers all deposits and the related interest income in the Chase Money Market Account to be cash equivalents.

   INVESTMENT INCOME


         Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   SECURITY TRANSACTIONS

         Investment transactions are accounted for on the trade date. Realized gain and loss from investment transactions are determined on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The investment adviser to the Portfolio is Schroder Capital Management International Inc. ('SCMI'). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.60% of the average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

   ADMINISTRATION

         On behalf of the Portfolio, the Trust has entered into an Administration Agreement with Schroder Fund Advisors Inc. In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, Limited Liability Company ('Forum') under which Forum is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the Portfolio's average daily net assets. Previous subadministration agreements in effect with Forum Financial Services, Inc. during the period were identical in all material terms including fees.

   TRANSFER AGENT

         Forum Financial Corp.(Registered) ('FFC') serves as the Portfolio's transfer agent and is entitled to receive compensation for those services from the Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

   OTHER SERVICE PROVIDERS

         FFC also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services by the Portfolio in the amount of $36,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

NOTE 4. PURCHASES AND SALES OF SECURITIES


         The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the six months ended April 30, 1997 aggregated $63,598,756 and $12,308,930, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of April 30, 1997 was $80,743,830. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $6,487,682, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $5,259,248.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and capital gain, as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         SCMI voluntarily has waived a portion of its fees and has assumed certain expenses of the Portfolio so that its total expenses would not exceed certain limitations. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of Schroder Core. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended April 30, 1997, fees waived by SCMI were $7,858.

--------------------------------------------------------------------------------
                                       20

TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J. Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane Lucas
  Vice President
Catherine A. Mazza
  Vice President
Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Robert Jackowitz
  Treasurer
Thomas G. Sheehan
  Assistant Treasurer
  Assistant Secretary
Catherine S. Wooledge
  Assistant Treasurer
  Assistant Secretary
Barbara Gottlieb
  Assistant Secretary
Mary Kunkemueller
  Assistant Secretary
Gerardo Machado

  Assistant Secretary

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank
Chase MetroTech Center
Brooklyn, NY 11245

TRANSFER AND DIVIDEND
DISBURSING AGENT
Forum Financial Corp.
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110-2624

INDEPENDENT AUDITORS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder U.S. Smaller Companies Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.


  [SCHRODERS LOGO]



      Schroder
      U.S. Smaller
      Companies
      Fund



      SEMI-ANNUAL REPORT

      April 30, 1997
      (Unaudited)



      Schroder Capital Funds
        (Delaware)